Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
9.	Acquisitions –

In February 2012, the Company acquired three Cricket corporate-owned stores. Two of the stores are located in McAllen, Texas and one in Laredo, Texas.

In May 2012, the Company acquired two Cricket dealer-owned stores in separate transactions. One was located in Omaha, Nebraska and the other in Spokane, Washington.

Fair Value

Other current assets	$1,600
Property and equipment	72,500
Intangible assets	98,000
Goodwill	278,700
Other non-current assets	4,400
$455,200

The results of the operations for the acquired locations have been included in the condensed consolidated financial statements since the date of the acquisitions. The following table presents the unaudited pro forma results of continuing operations for the three and six months ended June 30, 2012 and 2011, as if the acquisitions had been consummated at the beginning of each period presented. The pro forma results of continuing operations are prepared for comparative purposes only and do not necessarily reflect the results that would have occurred had the acquisitions occurred at the beginning of the year presented or the results which may occur in the future.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Pro forma revenue	$5,963,000	$4,370,000	$13,770,000	$9,989,000
Pro forma net income	$358,000	$306,000	$1,194,000	$815,000
Pro forma net income (loss) per common share – basic and diluted	$(0.03)	$(0.03)	$0.02	$(0.03)

In April 2012 the Company executed an Asset Purchase Agreement to acquire one Cricket retail storefront for a purchase price of $160,000. As a condition of the agreement, the Company will also open two and relocate one existing Cricket retail storefronts.

2.	Acquisitions/Dispositions –

In 2011 the Company purchased the assets of various stores in separate transactions. The aggregate purchase price totaled $1,421,000.

In September through December 2011, the Company acquired 17 retail storefronts (Arizona (2), Colorado (2), Idaho, (1), Illinois (4), Missouri (1), Nebraska (1), Ohio (1), Oklahoma (3) and Oregon (2)) for $1,373,000. Fourteen of the storefronts were previously Cricket corporate owned stores and 3 were acquired from another Cricket dealer.

In October 2011, the Company acquired one Payday store in Iowa for $48,000.

The Company made no material acquisitions in 2010.

Under the purchase method of accounting the assets and liabilities of the aforementioned acquisitions were recorded at their respective fair values as of the purchase date as follows:

Year Ended December 31, 2011
Cash	$4,000
Loans receivable	43,000
Property and equipment	115,000
Intangible assets	311,000
Goodwill	935,000
Other non-current assets	12,000
Other	1,000
$1,421,000

The results of the operations for the acquired locations have been included in the consolidated financial statements since the date of the acquisitions. The following table presents the unaudited pro forma results of operations for the year ended December 31, 2011 and 2010, as if the acquisitions had been consummated at the beginning of 2010. The pro forma results of operations are prepared for comparative purposes only and do not necessarily reflect the results that would have occurred had the acquisition occurred at the beginning of the 2010 or the results which may occur in the future.

	For the Year Ended December 31,
	2011	2010
Pro forma revenue	$25,996,000	$25,788,000
Pro forma net loss	$(148,100)	$(232,400)
Pro forma net loss per common share – basic and diluted	$(0.02)	$(0.03)